WELLS FARGO VARIABLE TRUST

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated December 6, 2000


Effective immediately, Richard M. Leach is no longer deemed to be an "interested person" of the Trust for purposes of the 1940 Act.